Loss before Income Taxes - Schedule of Administrative and Other Expenses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Administrative and Other Expenses [Abstract]
Insurance	$ 4,019,027	$ 6,750,308	$ 3,842,129	$ 285,990
Legal fees	895,138	1,730,766	1,426,081	196,299
Occupancy expenses	628,816	418,206	1,729,282	17,160
Consulting fees	751,047	3,672,513	1,080,601	268,050
Software implementation and systems-related expenses	1,034,420	1,758,962
Other expenses	4,153,199	4,533,142	4,513,616	2,083,366
Total Administrative and other expenses	$ 11,481,647	$ 18,863,896	$ 12,591,709	$ 2,850,865